Commitments and Contingencies Operating Lease - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 FLORIDA sqft	Jun. 30, 2012 FLORIDA
Operating Leased Assets [Line Items]
Operating Lease, Term				11 years
Operating Lease Occupancy Space In Square Feet				269,168
Operating Leases, Future Minimum Payments Due	$ 39,482			$ 46,278	$ 46,278
Operating Leases, Rent Expense, Net	$ 11,342	$ 10,019	$ 5,100